CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss) [1]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2022		¥ 5,816,834	¥ 2,665,608	¥ 440,112	¥ (8,342)		¥ 528,019
Purchases of treasury stock					(1,941)
Performance-based stock compensation program		(740)
Change in ownership interests in consolidated subsidiaries		16,273
Other			(133)
Disposal of treasury stock					1,731
Net income (loss) attributable to MHFG shareholders	¥ (378,877)		(378,877)
Change during year	260,349			258,723
Transactions between the MHFG Group and the noncontrolling interest shareholders							226,180
Dividends paid to noncontrolling interests							(14,658)
Dividends declared			(101,543)
Net income (loss) attributable to noncontrolling interests	(11,830)						(11,830)
Other							1,625
Balance at end of period at Sep. 30, 2022	9,437,041	5,832,367	2,185,055	698,835	(8,552)	¥ 8,707,705	729,336
Balance at beginning of period at Mar. 31, 2023	9,725,134	5,832,729	2,442,153	649,395	(8,786)		809,643
Purchases of treasury stock					(2,360)
Performance-based stock compensation program		(215)
Change in ownership interests in consolidated subsidiaries		0
Other		(80)	381
Disposal of treasury stock					2,707
Net income (loss) attributable to MHFG shareholders	307,013		307,013
Change during year	217,532			216,308
Transactions between the MHFG Group and the noncontrolling interest shareholders							(11,493)
Dividends paid to noncontrolling interests							(11,483)
Dividends declared			(107,883)
Net income (loss) attributable to noncontrolling interests	105,520						105,520
Other							1,224
Balance at end of period at Sep. 30, 2023	¥ 10,224,772	¥ 5,832,435	¥ 2,641,663	¥ 865,702	¥ (8,440)	¥ 9,331,361	¥ 893,411

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”